Goodwill and other intangible assets - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in discount rate	1.00%
Percentage of reasonably possible decrease in terminal growth rate	1.00%
Percentage of reasonably possible decrease in tenancy growth	50.00%
Percentage of reasonably possible decrease in gross margin	10.00%
IHS Zambia Limited | 10% decrease in gross margin
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 8,505
IHS South Africa Proprietary Limited | 1% increase in post-tax discount rate
Disclosure of detailed information about intangible assets [line items]
Impairment loss		$ 68,724
IHS South Africa Proprietary Limited | 1% decrease in terminal growth rate
Disclosure of detailed information about intangible assets [line items]
Impairment loss		45,732
IHS South Africa Proprietary Limited | Reasonably possible decrease in tenancy growth
Disclosure of detailed information about intangible assets [line items]
Impairment loss		155,908
IHS South Africa Proprietary Limited | 10% decrease in gross margin
Disclosure of detailed information about intangible assets [line items]
Impairment loss		77,017
IHS Latam Group
Disclosure of detailed information about intangible assets [line items]
Impairment loss	$ 0	121,600
Percentage of reasonably possible increase in discount rate	1.00%
Percentage of reasonably possible decrease in terminal growth rate	1.00%
Percentage of reasonably possible decrease in tenancy growth	15.00%
Percentage of reasonably possible decrease in growth in homes connected	15.00%
IHS Latam Group | 1% increase in post-tax discount rate
Disclosure of detailed information about intangible assets [line items]
Increase in incremental charge recognized	$ 139,955	174,000
IHS Latam Group | 1% decrease in terminal growth rate
Disclosure of detailed information about intangible assets [line items]
Increase in incremental charge recognized	71,817	108,000
IHS Latam Group | Reasonably possible decrease in tenancy growth
Disclosure of detailed information about intangible assets [line items]
Increase in incremental charge recognized	$ 88,368	$ 113,000